Tax Assets and Liabilities - Summary of Unrecognized Deferred Tax Assets (Detail) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Components Of Deferred Tax Assets [Line Items]
Unrecognized deferred tax assets	$ 232,078	$ 208,735
Deductible temporary differences [Member]
Disclosure Of Components Of Deferred Tax Assets [Line Items]
Unrecognized deferred tax assets	34,703	27,816
Minimum alternate tax [Member]
Disclosure Of Components Of Deferred Tax Assets [Line Items]
Unrecognized deferred tax assets	644	744
Tax loss carry forwards [Member]
Disclosure Of Components Of Deferred Tax Assets [Line Items]
Unrecognized deferred tax assets	$ 196,731	$ 180,175